BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per ordinary share (Details) - Avista Public Acquisition Corp. II [Member] - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Common Class A [Member]
Numerator:
Net loss	$ (1,973,144,000)	$ (118,394,000)	$ (86,633,000)	$ (6,762,069,000)	$ (335,384)
Denominator:
Basic weighted average shares outstanding	23,000,000	12,250,000	4,755,274	23,000,000	9,857,143
Diluted weighted average shares outstanding	23,000,000	12,250,000	4,755,274	23,000,000	9,857,143
Basic net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)	$ (0.03)
Diluted net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)	$ (0.03)
Common Class B [Member]
Numerator:
Net loss	$ (493,286,000)	$ (52,185,000)	$ (93,917,000)	$ (1,690,517,000)	$ (181,058)
Denominator:
Basic weighted average shares outstanding	5,750,000	5,399,457	5,155,063	5,750,000	5,321,429
Diluted weighted average shares outstanding	5,750,000	5,399,457	5,155,063	5,750,000	5,321,429
Basic net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)	$ (0.03)
Diluted net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)	$ (0.03)